Consolidated statement of income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues (Note 1)
Liquids Pipelines	CAD 1,755	CAD 1,879	CAD 1,547
Energy	4,164	4,038	3,725
Total Revenues	12,505	11,300	10,185
Income from Equity Investments (Note 9)	514	440	522
Operating and Other Expenses
Plant operating costs and other	3,819	3,250	2,973
Commodity purchases resold	2,172	2,237	1,836
Property taxes	555	517	473
Depreciation and amortization	1,939	1,765	1,611
Goodwill and other asset impairment charges (Note 8, 11 and 12)	1,388	3,745	0
Total Operating and Other Expenses	9,873	11,514	6,893
(Loss)/Gain on Assets Held for Sale/Sold (Notes 6 and 26)	(833)	(125)	117
Financial Charges
Interest expense (Note 17)	1,998	1,370	1,198
Allowance for funds used during construction	419	295	136
Interest income and other	(103)	132	45
Total Financial Charges/(Income)	1,476	1,207	1,107
Income/(Loss) before Income Taxes	837	(1,106)	2,824
Income Tax Expense/(Recovery) (Note 16)
Current	156	136	145
Deferred	196	(102)	686
Total Income Tax Expense/(Recovery)	352	34	831
Net Income/(Loss)	485	(1,140)	1,993
Net Income attributable to non-controlling interests (Note 19)	252	6	153
Net Income/(Loss) Attributable to Controlling Interests	233	(1,146)	1,840
Preferred share dividends	109	94	97
Net Income/(Loss) Attributable to Common Shares	CAD 124	CAD (1,240)	CAD 1,743
Net Income/(Loss) per Common Share (Note 20)
Basic and diluted (in dollars per share)	CAD 0.16	CAD (1.75)	CAD 2.46
Dividends Declared per Common Share (in dollars per share)	CAD 2.26	CAD 2.08	CAD 1.92
Weighted Average Number of Common Shares (millions) (Note 20)
Basic (in shares)	759	709	708
Diluted (in shares)	760	709	710
Canadian Natural Gas Pipelines
Revenues (Note 1)
Natural Gas Pipelines	CAD 3,682	CAD 3,680	CAD 3,557
U.S. Natural Gas Pipelines
Revenues (Note 1)
Natural Gas Pipelines	2,526	1,444	1,159
Mexico Natural Gas Pipelines
Revenues (Note 1)
Natural Gas Pipelines	CAD 378	CAD 259	CAD 197